NONCONTROLLING INTERESTS (Noncontrolling Interest) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011 Startup Training Service [Member]	Sep. 30, 2010 Startup Training Service [Member]	Mar. 10, 2009 Startup Training Service [Member]	Sep. 30, 2011 Gaokao re-take business [Member]	Sep. 30, 2010 Gaokao re-take business [Member]	Sep. 30, 2009 Gaokao re-take business [Member]	Sep. 30, 2011 Beijing Champion Hi-Tech Co Ltd (Beijing Champion) [Member] Startup Training Service [Member]	Mar. 10, 2009 Beijing Champion Hi-Tech Co Ltd (Beijing Champion) [Member] Startup Training Service [Member]	Sep. 30, 2011 Beijing Champion Hi-Tech Co Ltd (Beijing Champion) [Member] Gaokao re-take business [Member]	Sep. 30, 2011 Beijing Champion Wangge Education Technology Co Ltd (Champion Wangge) [Member] Startup Training Service [Member]	Sep. 30, 2011 Beijing Champion Wangge Education Technology Co Ltd (Champion Wangge) [Member] Gaokao re-take business [Member]	Sep. 30, 2009 Beijing Champion Wangge Education Technology Co Ltd (Champion Wangge) [Member] Gaokao re-take business [Member]	Jun. 01, 2011 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										40.00%				40.00%
Noncontrolling Interest, Ownership Percentage by Parent					60.00%			60.00%							40.00%
Beginning Balance	$ 2,037	$ 2,963	$ 1,126	$ 2,026		$ 911	$ 937
Acquisition of noncontrolling interest									(856)				(911)
Net loss for the year	(303)	(944)	(303)	(911)			(33)
Foreign currency translation adjustments	33	18	33	11			7
Ending Balance		$ 2,037		$ 1,126			$ 911